Basis of Presentation and Summary of Significant Accounting Policies (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Potential shares excluded from diluted net loss per share	26,169,530	23,702,451	21,402,451	19,851,451
Options to Purchase Common Stock [Member]
Potential shares excluded from diluted net loss per share	15,841,000	13,781,000	12,581,000	9,625,000
Convertible Preferred Stock [Member]
Potential shares excluded from diluted net loss per share	4,828,530	4,828,530	4,828,530	4,828,530
Warrants to Purchase Common Stock [Member]
Potential shares excluded from diluted net loss per share	5,500,000	5,600,000	4,500,000	5,905,000
Common Stock Subject to Repurchase [Member]
Potential shares excluded from diluted net loss per share		(507,079)	(507,079)	(507,079)